united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23464

Uncommon Investment Funds Trust

(Exact name of registrant as specified in charter)

75 Virginia Road, Second Floor, Suite V1, North White Plains, New York 10603

(Address of principal executive offices) (Zip code)

Blumbergexcelsior Corporate Services, Inc.

1013 Centre Road, Suite 403S Wilmington, DE 19805

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-291-2011

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

Uncommon Portfolio Design Core Equity ETF

UGCE

June 30, 2021

Semi-Annual Report

Advised by:

Uncommon Investment Advisors LLC

75 Virginia Road

Second Floor, Suite V1

North White Plains, NY 10603

1-888-291-2011

Distributed by Northern Lights Distributors, LLC

Member FINRA

Uncommon Portfolio Design Core Equity ETF

PORTFOLIO REVIEW (Unaudited)

June 30, 2021

Average Annual Total Return through June 30, 2021*, as compared to its benchmark:

Inception ***
through June 30, 2021
Uncommon Portfolio Design Core Equity ETF - NAV	2.79%
Uncommon Portfolio Design Core Equity ETF - Market Price	2.91%
S&P 500 Total Return Index **	3.35%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expenses is 0.65%, per the most recent prospectus.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange-traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	As of the close of business on the day of commencement of trading on April 15, 2021.

Portfolio Composition as of June 30, 2021:

Compositions	Percentage of Net Assets
Common Stocks	98.7%
Other Assets in Excess of Liabilities	1.3%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Uncommon Portfolio Design Core Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AEROSPACE & DEFENSE - 4.5%
2,526	General Dynamics Corporation	$475,546
1,187	Lockheed Martin Corporation	449,101
		924,647
	APPAREL & TEXTILE PRODUCTS - 4.1%
5,446	NIKE, Inc., Class B	841,353

	ASSET MANAGEMENT - 3.7%
10,273	Charles Schwab Corporation (The)	747,977

	BANKING - 5.8%
4,520	JPMorgan Chase & Company	703,041
10,596	Wells Fargo & Company	479,893
		1,182,934
	BEVERAGES - 2.4%
2,030	Constellation Brands, Inc., Class A	474,797

	BIOTECH & PHARMA - 2.3%
7,110	Bristol-Myers Squibb Company	475,090

	DIVERSIFIED INDUSTRIALS - 2.4%
5,046	Emerson Electric Company	485,627

	E-COMMERCE DISCRETIONARY - 4.0%
237	Amazon.com, Inc.(a)	815,318

	ELECTRIC UTILITIES - 2.3%
6,256	Dominion Energy, Inc.	460,254

	ENTERTAINMENT CONTENT - 3.7%
4,244	Walt Disney Company (The)(a)	745,968

	FOOD - 2.1%
5,844	Tyson Foods, Inc., Class A	431,053

See accompanying notes to financial statements.

Uncommon Portfolio Design Core Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 8.4%
1,830	Anthem, Inc.	$698,694
8,663	Cardinal Health, Inc.	494,571
6,079	CVS Health Corporation	507,232
		1,700,497
	INSURANCE - 2.4%
4,736	Prudential Financial, Inc.	485,298

	INTERNET MEDIA & SERVICES - 7.8%
316	Alphabet, Inc., Class C(a)	791,997
2,300	Facebook, Inc., Class A(a)	799,733
		1,591,730
	LEISURE FACILITIES & SERVICES - 11.6%
486	Chipotle Mexican Grill, Inc.(a)	753,464
16,239	DraftKings, Inc., Class A(a)	847,188
6,597	Starbucks Corporation	737,611
		2,338,263
	MEDICAL EQUIPMENT & DEVICES - 3.9%
1,280	Align Technology, Inc.(a)	782,080

	OIL & GAS PRODUCERS - 5.0%
8,425	Marathon Petroleum Corporation	509,039
5,822	Phillips 66	499,644
		1,008,683
	RETAIL - DISCRETIONARY - 3.8%
2,236	Ulta Beauty, Inc.(a)	773,142

	SEMICONDUCTORS - 8.7%
1,105	Broadcom, Inc.	526,908
8,677	Intel Corporation	487,127
2,341	KLA Corporation	758,975
	’	1,773,010
	SOFTWARE - 2.3%
1,931	salesforce.com, Inc.(a)	471,685

See accompanying notes to financial statements.

Uncommon Portfolio Design Core Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TECHNOLOGY HARDWARE - 4.0%
5,858	Apple, Inc.	$802,312

	TRANSPORTATION & LOGISTICS - 3.5%
2,377	FedEx Corporation	709,130

	TOTAL COMMON STOCKS (Cost $19,695,661)	20,020,848

	TOTAL INVESTMENTS - 98.7% (Cost $19,695,661)	$20,020,848
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%	268,223
	NET ASSETS - 100.0%	$20,289,071

(a)	Non-income producing security.

See accompanying notes to financial statements.

Uncommon Portfolio Design Core Equity ETF
Statement of Assets and Liabilities (Unaudited)
June 30, 2021

Assets
Investment securities:
At cost	$19,695,661
At value	$20,020,848
Cash	265,648
Dividends and interest receivable	6,296
Receivable for Fund shares sold	3,836
Total Assets	20,296,628
Liabilities
Accrued advisory fees	7,557
Total Liabilities	7,557
Net Assets	$20,289,071

Composition of Net Assets:
Paid in capital	$19,966,549
Accumulated Earnings	322,522
Net Assets	$20,289,071

Net Asset Value Per Share Fund
Net Assets	$20,289,071
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	790,000
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$25.68

See accompanying notes to financial statements.

Uncommon Portfolio Design Core Equity ETF
Statement of Operations
Period Ended June 30, 2021* (Unaudited)

Investment Income
Dividend income	$17,165
Total Investment Income	17,165

Expenses
Investment advisory fees	7,557
Total Expenses	7,557
Net Investment Income	9,608

Net Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) on:
Investments	(7,440)
Net change in unrealized appreciation on:
Investments	325,187
Net Realized and Unrealized Gain On Investments	317,747
Net Increase in Net Assets Resulting From Operations	$327,355

*	The Uncommon Portfolio Design Core Equity ETF commenced operations on April 15, 2021.

See accompanying notes to financial statements.

Uncommon Portfolio Design Core Equity ETF
Statement of Changes in Net Assets

Period Ended June 30, 2021*
(Unaudited)
Operations:
Net investment income	$9,608
Net realized loss from investments	(7,440)
Net change in unrealized appreciation on investments	325,187
Net increase in net assets resulting from operations	327,355

Distributions to Shareholders From:
Total Distributions Paid	(4,833)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(4,833)

Beneficial Interest Transactions:
Proceeds from shares sold	19,966,549
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	19,966,549

Total Increase in Net Assets	20,289,071

Net Assets:
Beginning of period	—
End of period	$20,289,071

Share Activity:
Shares Sold	790,000
Net Increase in Total Shares Outstanding	790,000

*	The Uncommon Portfolio Design Core Equity ETF commenced operations on April 15, 2021.

See accompanying notes to financial statements.

Uncommon Portfolio Design Core Equity ETF
Financial Highlights

For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Period Ended
June 30, 2021(a)
(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income(b)	0.04
Net realized and unrealized gain on investments	0.66
Total from investment operations	0.70

Less distributions to shareholders from:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$25.68
Market Price, end of period	$25.71
Total Return (c)(d)	2.79%
Market Price Total Return (d)	2.91%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$20,289
Ratio of net expenses to average net assets (e)	0.65%
Ratio of net investment income to average net assets(e)(f)	0.79%
Portfolio turnover rate (d)(g)	7%

(a)	The Uncommon Portfolio Design Core Equity ETF commenced operations on April 15, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent of fee waiver/expense reimbursement.

(d)	Not annualized.

(e)	Annualized.

(f)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind transaction.

See accompanying notes to financial statements.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2021

(1)	ORGANIZATION

The Uncommon Portfolio Design Core Equity ETF (the “Fund”) is a series of shares of beneficial interest of the Uncommon Investment Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 30, 2020, and is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on April 15, 2021. The Fund is a diversified actively managed exchange traded fund (“ETF”). The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Uncommon Portfolio Design Core Equity Index (the “Index”). The Fund’s investment objective is to provide capital appreciation.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust is an investment company and accordingly the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – The Trust relies on certain security pricing services to provide current market values for each Fund’s portfolio securities. These security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities traded on a national securities exchange or in the over the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the Exchange (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV (except ETFs which are valued consistent with the pricing process for equity securities). In certain limited circumstances such as when a security’s closing price versus the prior day’s closing price exceeds a defined variance tolerance, or when a security’s closing price is unchanged as compared to the prior day’s closing price, a financial intermediary’s good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available.

Fair Valuation Process – A market price or a value for a Fund’s security may not be readily available, the prices may be deemed to be unreliable, or its value has been materially affected by events occurring before the Fund is priced, but after the close of the principal exchange or market on which the security is traded. Events that can affect the value of a security might be company-specific (e.g., earnings report, merger announcement) or country-specific or regional/global (e.g., economic or political news, natural or environmental disaster, act of terrorism, interest rate change) Prices may be unavailable or unreliable on a U.S. security when: (i) a security has been de-listed or its trading has been halted or suspended and does not resume trading before the Fund is priced; (ii) a security’s primary pricing source is unable or unwilling to provide a price; or (iii) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. In these instances, the security will be fair valued. The Board has adopted procedures and methodologies to fair value (“Fair Value Procedures”) and delegated fair valuation to the Fair Valuation Committee.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

Securities will be fair valued in good faith by a Fair Valuation Committee in accordance with the Fair Valuation Procedures adopted by the Board of Trustees. For securities fair valued by the Fair Value Committee, the Fair Value Procedures require it to consider all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers for the security, prices of comparable securities, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. The Fund’s NAV will reflect the securities’ fair value rather than their last market price. Because Fair Valuation involves subjective judgments, fair valuation may result in a price materially different from the prices used by other funds to determine net asset value, market prices when they become available or when a price becomes available, or from the price that may be realized upon the actual sale of the security. The Board of Trustees has delegated execution of these procedures to a Fair Valuation Committee composed of one or more officers from each of the (i) Trust (ii) Fund’s management, (iii) administrator, (iv) Sub-Adviser and (v) Adviser. The team may also enlist third party consultants such as an audit firm, third-party pricing service or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board of Trustees reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange-traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$20,020,848	$—	$—	$20,020,848
Total	$20,020,848	$—	$—	$20,020,848

The Fund did not hold any Level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s December 31, 2021 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Delaware and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the period ended June 30, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $627,460 and $612,332. For the period ended June 30, 2021, cost of purchases of portfolio securities for in-kind transactions, amounted to $19,687,973.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Uncommon Investment Advisors LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. The Adviser pays all operating expenses of the Fund, except for the fee payments under the investment advisory agreement, brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto, and authorized expenses pursuant to Rule 12b-1 under the 1940 Act. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.65%. For the period ended June 30, 2021, the Adviser earned advisory fees of $7,557.

The Adviser has engaged Portfolio Design Advisors, Inc. to serve as investment sub-adviser (“Sub-Adviser” or “Portfolio Design Advisors”) to the Fund. The Sub-Adviser is responsible for selecting investments and assuring that investments are made in accordance with the Fund investment objective, policies, and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Fund’s 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of Gemini Fund Services, LLC (“GFS”) and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Adviser.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,695,661 for the Uncommon Portfolio Design Core Equity ETF, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$449,417
Gross unrealized depreciation:	(124,230)
Net unrealized appreciation:	$325,187

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a more full listing of risks associated with the Fund’s investments which include, but are not limited to, equity securities risk, ETF risks and index investing risks.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Risks. The Fund is an exchange traded fund (“ETF”), and, as a result of this structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Fund shares may trade at a material discount to NAV and possibly face delisting.

Cash Creation Unit Transactions. Creation and redemption transactions primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs such as brokerage costs or realization of taxable gains or losses that the Fund might not have incurred if the transaction were made in- kind delivery of portfolio securities. If the Fund were to incur these costs, the Fund’s net asset value would decrease to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may result because the Fund incurs fees and expenses, while the Index does not. Tracking error may also occur because of differences between the securities held by the Fund and those in the Index, portfolio transaction costs, holding uninvested cash, accounting and timing differences of the accrual of dividends and income, the requirements to maintain pass-through tax treatment, acceptance of custom or cash baskets, timing of changes to the Index to name a few. This risk maybe heightened during times of increased market volatility or other unusual market conditions.

Trading. Although Shares are listed for trading on the NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

An exchange or market may close early, close late or issue trading halts on specific securities and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in Shares halts, investors may be temporarily unable to trade Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Stock Market Volatility Risk. Stock markets are volatile, move in cycles and can decline significantly in response to adverse issuer, political, regulatory, market, economic developments, recessions, natural and environmental disasters, the spread of infectious illness or other public health issues, or other factors. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Global Events Risk. Local, regional or global events such as war, acts of terrorism, natural or environmental disasters (such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena), the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.

The recent outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults, bankruptcies, and other significant economic impacts. Certain markets experienced temporary closures, reduced liquidity and increased trading costs.

These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause greater tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

Management and Strategy Risk. The Fund was recently organized and has minimal operating history. In addition, the Adviser has not previously managed an ETF, which may increase the risks of investing in the Fund. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, including Shareholder, or proprietary information, or cause the Fund, Adviser and/or service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a Fund Shareholder’s ability to trade Shares may be affected. Companies in which the Fund invests could be the victims of a cyber-attack which could cause serious business disruption and/or reputational damage, causing the value of its securities to decline resulting in a decline in the Fund’s NAV.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not, and cannot, address every possible risk and may be inadequate to address significant operational risks.

Large Shareholder Redemption Risk. Certain large Shareholders, including APs, seed investors or lead market makers, may from time to time own (beneficially or of record) or control a significant percentage of the Shares. Redemptions by these account holders of their Shares may impact the Fund’s liquidity and NAV. Such redemptions may also force the Fund to sell securities at a time when it would not otherwise do so, which may increase the Fund’s brokerage costs and impact Shareholder taxes.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

Market Capitalization Risks. Large capitalization companies tend to be more mature and less volatile than smaller capitalization companies but may have fewer opportunities for growth and be unable to attain the high growth rates of successful, smaller companies. Mid-capitalization companies generally tend to be more volatile, less liquid and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and be dependent upon a limited management group.

Government Debt Risk. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Further, U.S. Congressional stimulus actions taken in response to the COVID-19 pandemic have accelerated the growth in the U.S. public debt. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt costs higher and cause the United States to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that the United States will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause declines in the valuation of the U.S. Dollar and can prevent the U.S. government from implementing effective counter-cyclical fiscal policy in economic downturns. These factors may have a severe impact on the value of the Fund’s Shares.

Over-the-Counter Market Risk. Securities traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

Valuation Risk. The price the Fund could receive upon the sale of a security may differ from the value used by the Generosity Index, particularly for securities that trade in low volumes or during volatile markets or that are valued using a fair value methodology as a result of trade suspensions or halts, the Fund’s inability to obtain a price or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when Shareholders will not be able to purchase or sell Shares, e.g., regular and unscheduled market closes.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE PROPOSED INVESTMENT ADVISORY AGREEMENT AND PROPOSED INVESTMENT SUB-ADVISORY AGREEMENT

At the Organizational Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Uncommon Investment Funds Trust (the “Trust”) held on December 17 and 18, 2020, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the proposed Investment Advisory Agreement between the Trust, on behalf of Uncommon Generosity 50 Equity ETF (“UGEN”) and Uncommon Portfolio Design Core Equity ETF (“UGCE”) (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, and Uncommon Investment Advisors LLC (“Uncommon” or the “Adviser”) (the “Advisory Agreement”). The Board further considered the approval of the proposed Investment Sub-Advisory Agreement between Uncommon and Portfolio Design Advisors, Inc. (“PDA” or the “Sub-Adviser”) with respect to UGCE (the “Sub-Advisory Agreement”).

Based on their evaluation of the information provided by each of Uncommon and PDA, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Advisory Agreement and the Sub-Advisory Agreement.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Advisory Agreement and the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement and the Sub-Advisory Agreement, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement and the Sub-Advisory Agreement and comparative information relating to the advisory fees and other expenses of each Fund. The materials also included materials relating to Uncommon and PDA (including questionnaires completed by each of Uncommon and PDA, the Form ADV for each of Uncommon and PDA, select financial information for each of Uncommon and PDA, and information regarding the background and experience of Uncommon’s and PDA’s key management and investment advisory personnel) and other pertinent information. At the Meeting, the Independent Trustees were advised by legal counsel that is experienced in Investment Company Act of 1940 matters and independent of fund management, and the Independent Trustees met with such legal counsel separately from fund management.

Advisory Agreement

The Board reviewed and discussed the written materials that were provided in advance of the Meeting relating to the Adviser and deliberated on the approval of the Advisory Agreement with respect to each Fund. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement with respect to each Fund and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that it determined were relevant, including, but not limited to, the factors enumerated below.

Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services proposed to be provided by the Adviser to the Funds. The Board reviewed the information presented in the Adviser’s memorandum, including a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure and the personnel who will be servicing each Fund. The Board considered the responsibilities the Adviser would have under the proposed Advisory Agreement. The Board noted the services the Adviser proposes to provide, including but not limited to, monitoring the investment activities and performance of the Sub-Adviser. The Board also evaluated the investment management experience of the Adviser. In particular, the Board considered the Advisory personnel’s prior experience and track record managing and operating registered investment companies. The

Board discussed with the Adviser the investment strategy for each Fund, the relevance of each strategy, and how the Adviser intended to implement each investment strategy within the Uncommon Giving Corporation ecosystem.

The Trustees discussed the nature of the Adviser’s operations and the quality of the Adviser’s compliance infrastructure, noting that the Adviser had hired an outside compliance consulting firm, Compliance Solutions Associates, LLC, to assist in the development of the Trust’s compliance program and to provide compliance support to the Adviser. Additionally, the Board received responses from the representatives of the Adviser with respect to a variety of matters, including, among others, legal, regulatory, compliance and risk management matters and the technology platforms that would be used by the Adviser to implement its business strategy.

The Board discussed the capitalization of the Adviser and the Adviser’s representation that it and/or its affiliates have sufficient resources to financially support the Funds and execute on the business plan related to the Funds. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services proposed to be provided by the Adviser to the Funds are expected to be satisfactory and adequate.

Performance. The Board considered that each Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. The Board considered that UGEN’s investment objective is to seek to track the investment results (before fees and expenses) of the Uncommon Generosity 50 Equity Index and that UGCE’s investment objective is to provide capital appreciation for its shareholders. The Board considered that each Fund’s investment strategy, under normal circumstances, is designed to achieve their respective investment objectives. The Board also took into consideration the background and experience of the prospective portfolio managers and the fact that the Adviser will retain PDA as the Sub-Adviser for UGCE. The Board concluded that, based on each Fund’s investment strategy and the Adviser’s presentation, the Adviser should be able to fulfill each Fund’s investment objective.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Board considered the proposed unitary fees. The Board noted that the Adviser provided industry data with respect to the total expense ratios of a peer group of investment companies (“Peer Group”) as compared to the proposed unitary fee and estimated total expense ratio of each Fund. The Board further noted, based on the data provided by the Adviser, that the expense ratio of UGEN, a passively-managed index fund, was higher than the median but below the average expense ratio of the actively-managed funds in its Peer Group, but was higher than the median and average expense ratio of the passively-managed funds in its Peer Group and the Peer Group as a whole. The Board further noted that UGEN’s index is a novel thematic index that is differentiated from the indexes used by the other passively-managed funds in its Peer Group. The Board further noted, based on the data provided by the Adviser, that the expense ratio of UGCE, an actively-managed fund, was lower than the median and average expense ratio of the actively-managed funds in its Peer Group, was higher than the median and average expense ratio of the passively-managed funds in its Peer Group and the Peer Group as a whole. Based on these considerations and other factors, the Board concluded that the unitary fee of 0.65% of each Fund’s average daily net assets proposed to be charged by the Adviser was reasonable for the services proposed to be provided under the proposed Advisory Agreement.

Profitability. The Board considered the level of profits that could be expected to accrue to the Adviser with respect to each Fund, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Funds. The Board noted that the Adviser would pay the Sub-Adviser from its own profits, that the Adviser would not receive 12b-1 fees or shareholder servicing fees, and that there were no other financial benefits to the Adviser or its related persons. The Board also noted that the Adviser did not expect to accrue a profit during at least the first twelve months of the Funds’ operations. With respect to the Adviser, the Board concluded that based on the services provided and the projected growth of the Funds, the advisory fees and anticipated profits from the Adviser’s relationship with the Funds were not excessive and not unreasonable to each Fund.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of the Funds. The Board noted that economies of scale were not a relevant consideration at the current time and the Adviser would revisit whether economies of scale exist in the future once the Funds have achieved significant growth in assets.

Fall-out Benefits. Because of its relationship with the Funds, the Adviser and its affiliates may receive certain benefits. The Board noted that the Adviser did not anticipate receiving any material fallout benefits at this stage.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, with the Independent Trustees having met in an executive session and having been advised by independent legal counsel throughout the process, and noting that no one factor was determinative, determined that approval of the proposed Advisory Agreement for an initial two-year term is in the best interests of the Funds and their future shareholders.

Sub-Advisory Agreement

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed, among other things: (i) the nature and quality of the investment sub-advisory services to be provided by PDA, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of PDA; (iii) PDA’s financial condition, history of operations and ownership structure; (iv) the costs of the services to be provided and profits to be realized by PDA and its affiliates from the relationship with UGCE; (v) the extent to which economies of scale would be realized as UGCE grows; and (vi) whether fee levels reflect these economies of scale for the benefit of UGCE’s shareholders.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement with respect to UGCE and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Sub-Advisory Agreement. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by PDA, the Board noted the experience of the portfolio management and research personnel of PDA. The Board discussed the financial condition of PDA and reviewed supporting materials. The Board reviewed the presentation materials prepared by PDA describing its investment process. The Board discussed PDA’s compliance structure and PDA’s compliance program with the CCO of the Trust. The Board concluded that PDA had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services proposed to be provided to UGCE were satisfactory.

Performance. The Board considered that UGCE is newly formed and as such does not have a record of prior performance to submit at the Meeting. The Board considered that UGCE’s investment objective is to provide capital appreciation for its shareholders and that its investment strategy, under normal circumstances, is designed to achieve its investment objective. The Board also took into consideration the background and experience of the prospective portfolio managers. The Board concluded, despite a lack of comparative data, that based on UGCE’s investment strategy and PDA’s presentation, that PDA should be able to fulfill UGCE’s investment objective.

Fees and Expenses. As to the costs of the services provided by PDA, the Board discussed the sub-advisory fees and considered that PDA’s sub-advisory fee would be paid by the Adviser out of its advisory fee and not by UGCE. The

Board also evaluated the advisory fee split between the Adviser and PDA and concluded that the sub-advisory fees to be paid to PDA were reasonable in light of the quality of the services proposed to be performed. The Board also considered, based on statements made and information provided by the Adviser and PDA, that the Sub-Advisory Agreement was negotiated at arm’s-length between the Adviser and PDA.

Profitability. The Board considered the level of profits that could be expected to accrue to PDA with respect to UGCE, and considered information pertaining to PDA’s financial condition and commitment to the operation of UGCE. The Board noted that PDA did not expect to accrue a profit during the first twelve months of UGCE’s operations. Other than its fee, the Board noted that there were no other anticipated financial benefits that would accrue to PDA or its affiliates. With respect to PDA, the Board concluded that based on the services proposed to be provided and the projected growth of UGCE, anticipated profits from PDA’s relationship with UGCE would not be excessive nor unreasonable to UGCE.

Economies of Scale. The Board noted that the sub-advisory fees would not be paid by UGCE, therefore the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as UGCE’s assets increase and rather determined that the economies of scale would be evaluated as part of looking at the advisory fees paid to the Adviser.

Conclusion. The Board, having requested and received such information from PDA as it believed reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, with the Independent Trustees having met in an executive session and having been advised by independent legal counsel throughout the process, and noting that no one factor was determinative, determined that approval of the proposed Sub-Advisory Agreement for an initial two-year term is in the best interests of UGCE and its future shareholders.

Uncommon Portfolio Design Core Equity ETF
EXPENSE EXAMPLES (Unaudited)
June 30, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 15, 2021 (commencement of Fund’s operations) to June 30, 2021 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	4/15/21	6/30/21	4/15/21 – 6/30/21*	4/15/21 – 6/30/21
	$1,000.00	$1,027.90	$1.37	0.65%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	1/1/21	6/30/21	1/1/21 – 6/30/21**	1/1/21 – 6/30/21
	$1,000.00	$1,021.57	$3.26	0.65%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (76) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number in the fiscal year (365).

UNCOMMON INVESTMENT FUNDS TRUST

Privacy Policy

August 2021

FACTS	WHAT DOES UNCOMMON INVESTMENT FUNDS TRUST (“UIFT”)DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Name, address, and age ● Phone number and email address(es) ● Social Security number ● Employment information ● Account balances	● Bank and financial account numbers ● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share and store your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business -to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons UIFT chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information		Does UIFT share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus		Yes	No
For our marketing purposes -- to offer our products and services to you		Yes	Yes
For joint marketing with other financial companies		No	We don’t share
For our affiliates’ everyday business purposes -- information about your transactions and experiences		Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness		No	We don’t share
For nonaffiliates to market to you		No	We don’t share
Questions?	Call 1-888-291-2011

Who we are
Who is providing this notice?	Uncommon Investment Funds Trust
What we do
How does UIFT protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does UIFT collect my personal information?	We collect your personal information, for example, when you:
	● open an account ● give us your income information ● provide employment information	● communicate with us ● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●   UIFT affiliates include Uncommon Investment Advisors LLC, the investment advisor for UIFT, Uncommon Giving Corporation, the sole owner of the investment advisor, and Uncommon Charitable Impact, Inc., a related nonprofit 501(c)(3).

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● UIFT does not share with nonaffiliates so they can market to you.
Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products and services to you.

●   UIFT does not market financial products and services with any unaffiliated company.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-291-2011 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-291-2011.

Adviser
Uncommon Investment Advisors LLC
75 Virginia Road
Second Floor, Suite V1
North White Plains, NY 10603

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

UGCE-SAR21

(b)	Not Applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Kevin Beard, Keith Fletcher, and George Mileusnic.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(b)     Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Uncommon Investment Funds Trust

By (Signature and Title)

/s/ Eric Rubin

Eric Rubin, Principal Executive Officer

Date 9/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric Rubin

Eric Rubin, Principal Executive Officer

Date 9/2/2021

By (Signature and Title)

/s/ Eric Rubin

Eric Rubin, Principal Financial Officer/Treasurer

Date 9/2/2021